Business Combinations (Details Textual)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 10, 2017 $ / shares shares	Aug. 30, 2017 USD ($)	Aug. 30, 2017 EUR (€)	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Aug. 30, 2017 EUR (€)
Business Combinations (Textual)
Payable to acquire businesses		$ 1,740,102						$ 1,740,102
Business combination of acquired total sales								2,972,993
Business combination of net income								116,974
Business combination of negative goodwill								$ 4,311,554
Common stock, par value | $ / shares				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Severance payment								$ 168,933
Net income				$ (1,391,547)	$ (424,252)	$ (3,067,224)	$ (3,590,801)	$ (2,177,641)	$ (802,463)
Loan to NMB [Member]
Business Combinations (Textual)
Business combination of credit facility		540,032	€ 450,000
Loan from Medi-Line to NMB		540,032	450,000
NMB [Member]
Business Combinations (Textual)
Acquire shares of NMB | shares	107,154
Acquisition price | $ / shares	$ 1,000
Nexeon Medsystems Inc. [Member]
Business Combinations (Textual)
Payable to acquire businesses		1,648,240	1,450,000
Net cash acquired		977,996	891,496
Business combination of credit facility		330,319	275,000
Business combination of note payable		120,007	100,000
Acquisition of dividend payable		9,901	€ 8,250
Acquisition transaction cost		$ 970,400								€ 818,075